Note 22	6 Months Ended
Jun. 30, 2024
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Disclosure of Assets and Liabilities under reinsurance and insurance contracts [Text Block]	Assets and liabilities under insurance and reinsurance contracts
As of June 30, 2024 and December 31, 2023, the balance under the heading "Insurance and reinsurance assets" amounted to €206 million and €211 million, respectively.
The breakdown of the condensed balance under the heading “Liabilities under insurance and reinsurance contracts” is as follows:

Liabilities under insurance and reinsurance contracts (Millions of Euros)
	June 2024	December 2023
Liabilities for remaining coverage	10,310	10,900
Liabilities for incurred claims	1,211	1,210
Total	11,520	12,110